Post-Employee Benefit Obligations - Summary of Assets Affected by Plans and Invested in Shares, Leases and Real Estate Owned (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Total	$ 20,522	$ 28,776
Real Estate
Disclosure Of Defined Benefit Plans [Line Items]
Total	$ 20,522	$ 28,776